Long-Term Borrowings - Finance lease liabilities with respect to the Right-of-Use assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Finance lease liabilities with respect to the Right-of-Use assets	$ 33,738	$ 75,759
Office space
Borrowings
Finance lease liabilities with respect to the Right-of-Use assets	14,518	36,249
Cars
Borrowings
Finance lease liabilities with respect to the Right-of-Use assets	$ 19,220	$ 39,510